Fixed assets - Property, plant and equipment - Networks and terminals (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 31,640	€ 30,484	€ 29,075	€ 28,423
Networks and devices [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 28,088	€ 27,155	€ 25,825
Fixed access networks [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (as a percent)	58.00%	57.00%	56.00%
Mobile access networks [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (as a percent)	24.00%	25.00%	25.00%
Core and transmission network [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (as a percent)	12.00%	13.00%	14.00%
Terminals, customer-premises equipment and payphones [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (as a percent)	5.00%	5.00%	5.00%